GOING CONCERN AND MANAGEMENTS' PLAN	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
GOING CONCERN AND MANAGEMENT'S PLAN [Abstract]
GOING CONCERN AND MANAGEMENT'S PLAN

NOTE 3 - GOING CONCERN AND MANAGEMENTS' PLAN

The Company's financial statements for the three months ended March 31, 2013 and

2012 have  been  prepared  on a going  concern  basis,  which  contemplates  the realization of assets and the settlement of liabilities  and  commitments in the normal course of business.  The Company  reported a net loss of $180,164 for the three months ended March 31, 2013, and an  accumulated  deficit of $2,783,986 as of March 31, 2013. At March 31, 2013, the Company had a working  capital deficit of $474,482.

The  future  success  of the  Company  is  dependent  on its  ability to attract additional  capital,  or to find an  acquisition  to add  value  to its  present shareholders  and  ultimately,  upon its  ability to develop  future  profitable operations.  There can be no assurance  that the Company will be  successful  in obtaining  such  financing,  or that it will  attain  positive  cash  flow  from operations. Management believes that actions presently being taken to revise the

Company's operating and financial  requirements  provide the opportunity for the

Company to continue as a going concern.

NOTE 3 - GOING CONCERN AND MANAGEMENTS' PLAN

The Company's  financial  statements  for the year ended  December 31, 2012, the period of March 3, 2011  through  December  31,  2011 and the period of March 3,

2011 through  December  31, 2012 have been  prepared on a going  concern  basis,

which  contemplates  the realization of assets and the settlement of liabilities and  commitments  in the normal course of business.  The Company  reported a net loss of  $1,776,527  for the year ended  December 31, 2012,  and an  accumulated deficit of $2,603,822 as of December 31, 2012. At December 31, 2012, the Company

had a working capital deficit of $1,281,043.

The  future  success  of the  Company  is  dependent  on its  ability to attract additional  capital,  or to find an  acquisition  to add  value  to its  present shareholders  and  ultimately,  upon its  ability to develop  future  profitable operations.  There can be no assurance  that the Company will be  successful  in obtaining  such  financing,  or that it will  attain  positive  cash  flow  from operations. Management believes that actions presently being taken to revise the

Company's operating and financial  requirements  provide the opportunity for the

Company to continue as a going concern.